Equity Method Investments (Details) - Schedule of operations - Up North Hosting [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 01, 2021	Dec. 31, 2020
Equity Method Investments (Details) - Schedule of operations [Line Items]
Revenues	$ 930	$ 898
Cost of revenues, excluding depreciation	776	725
Selling, general, and administrative	286	351
Other (Income)/Expense	(60)	(5)
Net loss	(72)	(173)
Net loss attributable to TTM	$ (36)	$ (87)